Stockholders' equity	12 Months Ended
Dec. 31, 2023
Stockholders' equity [Abstract]
Stockholders' equity
16	Stockholders’ equity

Capital stock

As of December 31, 2023, and 2022, the Company’s capital stock is comprised of 174,553,127 and 102,182,841 shares outstanding, registered, without par value, and with voting rights, respectively, which may be held by Mexican nationals, investors, or companies that include in their bylaws the exclusion of foreigners clause. Foreigners may acquire economic rights in the Company’s common shares through ordinary participation certificates (‘CPOs’), with each CPO corresponding to one common share.

In the United States, the Company’s ADSs, each representing five CPOs, trade on the OTC market under the symbol GTMAY. The underlying TMM common shares for the ADSs are traded on the Mexican Stock Exchange under the listing code TMM A.

At the General Extraordinary Stockholders’ Meeting held on March 16, 2023, the Company’s stockholders agreed to increase capital stock in the amount of $151,978 through the issuance of up to 72,370,286 common, nominative shares, without par value, representing the capital stock of Grupo TMM. This capital increase was authorized by the CNBV through official letter number 153/5296/2023 dated June 27, 2023 and subscribed in full by the stockholders in October 2023.
Net tax profit account (CUFIN)

As of December 31, 2023, and 2022, the restated balance of the Net Taxable Income Account (CUFIN for its acronym in Spanish) of the Parent Company amounts to $4,514,668 and $4,313,616, respectively, which was generated up to December 31, 2013. No new balances have been generated in this account thereafter.

The distribution of dividends or profits to shareholders that come from the balance of the CUFIN, generated until December 31, 2013, will not generate income tax until such balance is exhausted. Dividends paid to individuals and corporations resident abroad, on profits generated as of January 1, 2014, are subject to a 10% tax, which is considered a final payment.

Dividends not drawn from the CUFIN, in addition to the above, will continue to be subject to income tax, paid by the entity, based on the general rate set by law, which is definitive and may be credited against the income tax for this and the next two years. The balance in these accounts is susceptible to adjustment to the distribution date using the Mexican Consumers’ Price Index (INPC for its acronym in Spanish).

Capital decreases

As of December 31, 2023, and 2022, the current balance in the Capital Contribution Account (CUCA for its acronym in Spanish) is $5,987,515 and $5,474,175, respectively. In the event of capital reimbursement or decreases in favor of stockholders, the surplus for said reimbursement on this amount will be treated as a distributed earning.

In the event the equity capital exceeds the balance in the CUCA, the difference will be considered a dividend or distributed earning subject to the payment of income tax. If the earnings in reference come from the CUFIN, there will be no corporate tax due for the capital decrease or reimbursement. Otherwise, these will be treated as dividends or distributed earnings.

Other components of equity

Details of other components of equity as of December 31, 2023, 2022 and 2021, as follows:

	Legal reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance as of December 31, 2020	$216,948	$(116,102)	$77,106	$(247,668)	$1,069,391		$999,675
Defined benefit plan	-	33,691	-	-	-		33,691
Reclassification from disposal of properties and depreciation	-	-	-	-	(332,151)	(b)	(332,151)
Total before taxes	-	33,691	-	-	(332,151)		(298,460)

Tax expense	-	(10,107)	-	-	87,360		77,253
Total net of taxes	-	23,584	-	-	(244,791)		(221,207)
Balance as of December 31, 2021	$216,948	$(92,518)	$77,106	$(247,668)	$824,600		$778,468
Defined benefit plan	-	31,122	-	-	-		31,122
Reclassification from disposal of properties and depreciation	-	-	-	-	(88,630)	(a)	(88,630)
Total before taxes	-	31,122	-	-	(88,630)		(57,508)

Tax expense	-	(9,337)	-	-	17,469		8,132
Total net of taxes	-	21,785	-	-	(71,161)		(49,376)
Balance as of December 31, 2022	$216,948	$(70,733)	$77,106	$(247,668)	$753,439		$729,092

Defined benefit plan	-	8,453	-	-	-		8,453
Reclassification from disposal of properties and depreciation	-	-	-	-	(41,797)	(a)	(41,797)
Total before taxes	-	8,453	-	-	(41,797)		(33,344)

Tax expense	-	(2,536)	-	-	12,639		10,103
Total net of taxes	-	5,917	-	-	(29,158)		(23,241)
Balance as of December 31, 2023	$216,948	$(64,816)	$77,106	$(247,668)	$724,281		$705,851

(a)	It corresponds to the reclassification of the revaluation surplus to accumulated results from the sale of properties, as well as the depreciation for the period of revaluation of properties.

(b)	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.